Long-term Debt, Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 229,044	$ 225,020
VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Long-term debt	816	1,479
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 91,399	75,238
Wells Fargo Bank, N.A. and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 160	268
Wells Fargo Bank, N.A. and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.00%
Wells Fargo Bank, N.A. and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.00%
Wells Fargo Bank, N.A. and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 656	1,211
Wells Fargo Bank, N.A. and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.46%
Wells Fargo Bank, N.A. and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	13.02%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior Notes	$ 78,395	60,718
Long-term debt	$ 78,395
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2023
Senior Notes	$ 14,222	7,732
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.75%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.63%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2053
Senior Notes	$ 6,617	4,317
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.33%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.57%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | FixFloat Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2021
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 1,998	0
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | FixFloat Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.33%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | FixFloat Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.33%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2037
Senior Notes	$ 1,646	743
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate Advances - FHLB [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2031
Senior Notes	$ 51	62
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate Advances - FHLB [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.83%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Fixed-rate Advances - FHLB [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.50%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate Advances - FHLB [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 53,825	47,825
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate Advances - FHLB [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.44%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Floating-rate Advances - FHLB [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.28%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Capital Leases [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2029
Senior Notes	$ 36	39
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Capital Leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.87%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior debt [Member] | Capital Leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	17.78%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior subordinated debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	$ 5,199	5,408
Long-term debt	$ 5,199
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2023
Maturity date(s) End	Dec. 31, 2038
Subordinated Notes	$ 5,199	5,408
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.25%
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.74%
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 352	342
Long-term debt	$ 352
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 352	342
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.09%
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.19%
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2057
Other Long-Term Debt	$ 6,637	7,291
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.20%
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	9.20%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,421	3,464
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior Notes	2,389	3,391
Long-term debt	$ 2,389
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2023
Senior Notes	$ 2,383	3,390
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.94%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.46%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2021
Maturity date(s) End	Dec. 31, 2028
Senior Notes	$ 6	1
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2026
Maturity date(s) End	Dec. 31, 2026
Other Long-Term Debt	$ 32	73
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	4.08%
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	4.08%
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	$ 135,079	146,130
Wells Fargo & Company [Member] | Notes issued by parent at discount [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Subordinated Notes	131	133
Debt Issuance Costs, Gross	2	2
Affiliate Related Deferred Finance Costs, Gross	278	323
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior Notes	108,180	117,518
Long-term debt	$ 108,180
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2045
Senior Notes	$ 77,742	84,652
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.38%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 59
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2048
Senior Notes	$ 19,553	22,463
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.10%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	4.08%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2028
Maturity date(s) End	Dec. 31, 2028
Senior Notes	$ 2,901	2,961
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.58%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.58%
Wells Fargo & Company [Member] | Senior debt [Member] | Structured Notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2019
Maturity date(s) End	Dec. 31, 2056
Senior Notes	$ 7,984	7,442
Wells Fargo & Company [Member] | Senior subordinated debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	25,428	27,132
Long-term debt	$ 25,428
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2023
Maturity date(s) End	Dec. 31, 2046
Subordinated Notes	$ 25,428	27,132
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.45%
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 1,616	1,668
Long-term debt	$ 1,616
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 308	299
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.94%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.44%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - Hybrid Trust Securities [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2036
Junior Subordinated Notes	$ 1,308	1,369
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.95%
Wells Fargo & Company [Member] | Long-term debt parent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 135,224	$ 146,318